FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instrument Detail
Schedule of change in fair value of derivative financial instruments

				Income
Gain/(Loss) ($ thousands)	December 31, 2016	December 31, 2015	December 31, 2014	Statement Presentation
Equity Swaps	$3,582	$(2,097)	$(9,282)	General and administrative expense
Electricity Swaps	1,135	(408)	(1,275)	Operating expense
Cross Currency Interest Rate Swap:
Interest	—	—	(580)	Interest expense
Foreign Exchange	—	—	16,128	Foreign exchange
Foreign Exchange Derivatives	—	(21,847)	6,149	Foreign exchange
Commodity Derivative Instruments:
Oil	(96,238)	(99,790)	182,019	Commodity derivative
Gas	(13,505)	(45,194)	48,879	instruments
Total Unrealized Gain/(Loss)	$(105,026)	$(169,336)	$242,038

Summary of the income statement effects of Enerplus' commodity derivative instruments

($ thousands)	2016	2015	2014
Change in fair value gain/(loss)	$(109,743)	$(144,984)	$230,898
Net realized cash gain/(loss)	80,346	287,708	3,475
Commodity derivative instruments gain/(loss)	$(29,397)	$142,724	$234,373

Summary of the fair value of derivative financial instruments

	December 31, 2016		December 31, 2015
	Liabilities		Assets	Liabilities
($ thousands)	Current	Long-term	Current	Current	Long-term
Electricity Swaps	$641	$—	$—	$1,776	$—
Equity Swaps	1,044	891	—	2,324	3,193
Commodity Derivative Instruments:
Oil	17,466	11,375	67,397	—	—
Gas	9,464	—	4,041	—	—
Total	$28,615	$12,266	$71,438	$4,100	$3,193

Commodity Derivative Instruments | Crude Oil Instruments
Risk Management
Summary of management positions

Instrument Type(1)	bbls/day	US$/bbl(1)

Jan 1, 2017 – Jun 30, 2017
WTI Swap	2,000	53.50
WTI Purchased Put	14,000	50.29
WTI Sold Call	14,000	61.14
WTI Sold Put	14,000	38.94
WCS Differential Swap	2,000	(14.75)

Jul 1, 2017 – Dec 31, 2017
WTI Swap	2,000	53.50
WTI Purchased Put	18,000	50.61
WTI Sold Call	18,000	60.33
WTI Sold Put	18,000	39.62
WCS Differential Swap	2,000	(14.75)

Jan 1, 2018 – Dec 31, 2018
WTI Swap	3,000	53.73
WTI Purchased Put	9,500	54.00
WTI Sold Call	9,500	63.09
WTI Sold Put	9,500	43.13

Jan 1, 2019 – Mar 31, 2019
WTI Swap	3,000	53.73
WTI Purchased Put	1,000	56.00
WTI Sold Call	1,000	70.00
WTI Sold Put	1,000	45.00

Apr 1, 2019 – Dec 31, 2019
WTI Purchased Put	4,000	54.69
WTI Sold Call	4,000	66.18
WTI Sold Put	4,000	43.75
(1)	Transactions with a common term have been aggregated and presented as the weighted average price/bbl.

Commodity Derivative Instruments | Natural gas financial contracts
Risk Management
Summary of management positions

Instrument Type(1)	MMcf/day	US$/Mcf

Jan 1, 2017 – Dec 31, 2017
NYMEX Purchased Put	50.0	2.75
NYMEX Sold Call	50.0	3.41
NYMEX Sold Put	50.0	2.06
(1)	Transactions with a common term have been aggregated and presented as the weighted average price/Mcf.

Commodity Derivative Instruments | Electricity Instruments
Risk Management
Summary of management positions

Instrument Type	MWh	CDN$/MWh

Jan 1, 2017 – Dec 31, 2017
AESO Power Swap(1)	6.0	44.38
(1)	Alberta Electrical System Operator (“AESO”) fixed pricing.

Commodity Derivative Instruments | Physical contracts
Risk Management
Summary of management positions

Instrument Type	MMcf/day	US$/Mcf

Purchases:

Jan 1, 2017 – Oct 31, 2017
AECO-NYMEX Basis	45.0	(0.92)

Nov 1, 2017 – Oct 31, 2018
AECO-NYMEX Basis	45.0	(0.78)

Nov 1, 2018 – Oct 31, 2019
AECO-NYMEX Basis	45.0	(0.72)

Sales:

Jan 1, 2017 – Oct 31, 2017
AECO-NYMEX Basis	80.0	(0.65)

Nov 1, 2017 – Oct 31, 2018
AECO-NYMEX Basis	80.0	(0.65)

Nov 1, 2018 – Oct 31, 2019
AECO-NYMEX Basis	80.0	(0.64)